PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation	$ 1,429	$ 899	$ 4,063	$ 3,848	$ 3,843
Other income			587
Cost of Goods Sold
Depreciation	1,260	$ 584
Depreciation Expense	$ 143
Cost of Goods Sold
Depreciation			$ 2,336		$ 2,329